Note 4 - Mortgage Note Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Participating Mortgage Loans [Table Text Block]
Year Ending
December 31,	Principal
2019	$37,439
2020	39,061
2021	40,754
2022	42,520
2023	7,339
Thereafter	-
$167,113